North Square Advisory Research Small Cap Value Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.5%
COMMUNICATIONS - 1.9%
INTERNET MEDIA & SERVICES - 1.9%
29,484 TechTarget , Inc.
(a)
$ 502,113
TOTAL COMMUNICATIONS 502,113
CONSUMER DISCRETIONARY - 26.0%
AUTOMOTIVE - 8.0%
13,930 Miller Industries, Inc. 918,962
24,555 Phinia , Inc. 1,249,604
2,168,566
HOME CONSTRUCTION - 3.2%
9,217 Skyline Champion Corp.
(a)
851,006
LEISURE FACILITIES & SERVICES - 5.1%
6,840 Monarch Casino & Resort, Inc. 583,726
36,957 OneSpaWorld Holdings Ltd. 789,401
1,373,127
LEISURE PRODUCTS - 1.6%
6,455 Brunswick Corp. 435,325
RETAIL - DISCRETIONARY - 4.0%
2,060 Asbury Automotive Group, Inc.
(a)
611,161
4,692 Floor & Decor Holdings, Inc., Class A
(a)
469,669
1,080,830
SPECIALTY RETAIL - 1.5%
11,175 Valvoline, Inc.
(a)
414,704
WHOLESALE - DISCRETIONARY - 2.6%
33,752 Openlane , Inc.
(a)
685,503
TOTAL CONSUMER DISCRETIONARY 7,009,061
CONSUMER STAPLES - 3.8%
WHOLESALE - CONSUMER STAPLES - 3.8%
11,322 Performance Food Group Co.
(a)
1,022,490
TOTAL CONSUMER STAPLES 1,022,490
FINANCIALS - 16.0%
BANKING - 16.0%
22,055 First Merchants Corp. 980,124
8,887 Nicolet Bankshares , Inc.
(a)
996,500
7,788 SouthState Corp. 822,335
7,330 Stock Yards Bancorp, Inc. 540,294

North Square Advisory Research Small Cap Value Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.5% (Continued)
FINANCIALS - 16.0% (Continued)
15,596 Webster Financial Corp. $ 939,503
4,278,756
TOTAL FINANCIALS 4,278,756
HEALTH CARE - 3.1%
HEALTH CARE FACILITIES & SERVICES - 3.1%
7,445 HealthEquity , Inc.
(a)
822,077
TOTAL HEALTH CARE 822,077
INDUSTRIALS - 25.8%
COMMERCIAL SUPPORT SERVICES - 10.6%
24,305 Distribution Solutions Group, Inc.
(a)
783,836
88,493 Emerald Holding, Inc.
(a)
398,219
36,272 First Advantage Corp.
(a)
684,815
24,644 Pursuit Attractions and Hospitality, Inc.
(a)
973,437
2,840,307
ELECTRICAL EQUIPMENT - 4.9%
16,145 Bel Fuse, Inc., Class B 1,309,360
ENGINEERING & CONSTRUCTION - 1.5%
3,980 Arcosa , Inc. 403,174
INDUSTRIAL SUPPORT SERVICES - 1.6%
59,455 Alta Equipment Group Inc.
(a)
434,022
MACHINERY - 7.2%
3,400 Alamo Group, Inc. 630,904
9,740 JBT Marel Corp. 1,295,420
1,926,324
TOTAL INDUSTRIALS 6,913,187
MATERIALS - 10.4%
CHEMICALS - 2.8%
28,705 Element Solutions, Inc. 740,876
CONSTRUCTION MATERIALS - 2.3%
2,445 Eagle Materials, Inc. 627,729
CONTAINERS & PACKAGING - 5.3%
2,715 AptarGroup, Inc. 426,662
41,126 TriMas Corp.
(a)
999,362
1,426,024
TOTAL MATERIALS 2,794,629

North Square Advisory Research Small Cap Value Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.5% (Continued)
REAL ESTATE - 6.2%
REAL ESTATE OWNERS & DEVELOPERS - 4.7%
6,960 Howard Hughes Holdings, Inc.
(a)
$ 531,535
28,355 Legacy Housing Corp.
(a)
727,306
1,258,841
REIT - 1.5%
21,280 Outfront Media, Inc. 391,552
TOTAL REAL ESTATE 1,650,393
TECHNOLOGY - 6.3%
SOFTWARE - 2.2%
17,072 nCino , Inc.
(a)
580,619
TECHNOLOGY HARDWARE - 2.6%
79,535 Pitney Bowes, Inc. 708,657
TECHNOLOGY SERVICES - 1.5%
9,555 Cass Information Systems, Inc. 393,570
TOTAL TECHNOLOGY 1,682,846
TOTAL COMMON STOCKS
(Cost $21,776,598) 26,675,552
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.9%
248,986
First American Treasury Obligations
Fund, Class X, 4.30%
(b)
248,986
TOTAL SHORT-TERM INVESTMENTS (Cost $248,986) 248,986
TOTAL INVESTMENTS - 100.4% (Cost
$22,025,584) $ 26,924,538
Liabilities in Excess of Other Assets- (0.4)% (101,322)
NET ASSETS - 100.0% $ 26,823,216
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.
REIT - Real Estate Investment Trust

North Square Altrinsic International Equity Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 94.7%
Belgium - 1.7%
25,962 KBC Group NV $ 1,989,935
Bermuda - 4.6%
23,216 AXIS Capital Holdings Ltd. 2,113,120
9,898 Everest Re Group, Ltd. 3,439,654
5,552,774
Brazil - 1.2%
570,549 B3 SA - Brasil Bolsa Balcao 1,082,382
129,082 Lojas Renner SA 302,070
1,384,452
Canada - 1.4%
17,500 Agnico Eagle Mines Ltd. 1,626,450
Cayman Islands - 4.1%
131,883 Alibaba Group Holding Ltd. 1,617,710
93,824 Baidu, Inc., Class A
(a)
1,060,799
944,668 Sands China Ltd.
(a)
2,270,949
4,949,458
France - 13.4%
64,474 Bureau Veritas SA 2,013,349
10,437 Capgemini SE 1,895,096
19,749 Cia Generale de Establissements Michelin SCA 686,276
38,881 Danone 2,721,297
14,770 Pernod Ricard SA 1,685,556
29,658 Sanofi 3,220,780
45,736 SCOR SE 1,167,556
47,138 TotalEnergies SE 2,728,678
16,118,588
Germany - 10.3%
5,562 adidas AG 1,465,333
10,434 Bayerische Motoren Werke AG 846,681
12,661 BioNTech SE - ADR
(a)
1,567,052
44,087 Daimler Truck Holding AG 1,939,965
9,310 Deutsche Boerse AG 2,298,130
43,901 DHL Group 1,579,328
14,234 Henkel AG & Co. KGaA 1,242,653
6,434 Siemens AG 1,378,221
12,317,363
India - 2.2%
42,664 HDFC Bank Ltd. - ADR 2,587,145
Ireland - 8.1%
152,198 Bank of Ireland Group PLC 1,511,089
10,620 CRH PLC 1,051,699

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 94.7%
(Continued)
Ireland - 8.1% (Continued)
15,367 Kerry Group PLC, Class A $ 1,576,833
30,156 Medtronic PLC 2,738,768
8,586 Willis Towers Watson PLC 2,829,644
9,708,033
Israel - 1.5%
8,271 Check Point Software Technologies Ltd.
(a)
1,803,243
Japan - 12.6%
18,169 Daito Trust Construction Co., Ltd. 1,946,994
169,124 Kubota Corp. 2,121,529
74,618 MinebeaMitsumi, Inc. 1,197,606
56,617 Sompo Holdings, Inc. 1,578,938
116,316 Sony Group Corp. 2,567,199
102,923 Sumitomo Mitsui Trust Holdings, Inc. 2,588,215
197,577 Suzuki Motor Corp. 2,364,413
86,925 Yamaha Motor Co. Ltd. 727,233
15,092,127
Korea  (Republic Of) - 4.9%
35,952 Hana Financial Group, Inc. 1,484,630
42,915 KB Financial Group Inc. 2,682,459
1,906 Samsung Electronics Co. Ltd. - ADR 1,703,905
5,870,994
Mexico - 3.2%
11,649 Fomento Economico Mexicano, SAB de CV - ADR 993,893
179,160 Grupo Financiero Banorte SAB de CV 1,243,768
609,534 Wal-Mart de Mexico SAB de CV 1,587,996
3,825,657
Netherlands - 6.1%
29,875 Akzo Nobel N.V. 1,695,519
14,662 Euronext N.V. 1,701,621
33,629 Heineken N.V. 2,334,643
54,824 Koninklijke Philips N.V. 1,509,896
7,241,679
Peru - 0.7%
4,316 Credicorp Ltd. 790,260
Singapore - 0.8%
112,232 Singapore Exchange Ltd. 1,009,782
Spain - 1.0%
143,350 Bankinter SA 1,220,402
Switzerland - 8.7%
752 Barry Callebaut AG 826,681

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 94.7%
(Continued)
Switzerland - 8.7% (Continued)
16,053 Chubb Ltd. $ 4,364,490
19,915 Nestle S.A. 1,691,649
3,955 Roche Holding AG 1,243,382
3,694 Zurich Insurance Group AG 2,238,507
10,364,709
United Kingdom - 8.2%
4,452 Aon PLC, Class A 1,650,891
45,593 BP PLC - ADR 1,416,119
52,729 Diageo PLC 1,571,087
145,896 GSK PLC 2,541,879
232,515 Haleon PLC 1,083,986
144,573 Informa PLC 1,542,916
3,011 Liberty Global Ltd., Class A
(a)
34,657
9,841,535
TOTAL COMMON STOCKS
(Cost $104,069,701) 113,294,586
Shares Fair Value
PREFERRED STOCKS — 1.4%
Brazil - 1.4%
287,730 Itau Unibanco Holdings SA 1,665,111
TOTAL PREFERRED STOCKS
(Cost $1,511,731) 1,665,111
Shares Fair Value
SHORT-TERM INVESTMENTS
— 3.7%
4,444,280
First American Treasury Obligations Fund, Class X,
4.30% (Cost $4,444,280)
(b)
4,444,280
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,444,280) 4,444,280
TOTAL INVESTMENTS - 99.8%
(Cost $110,025,712) $ 119,403,977
OTHER ASSETS IN EXCESS OF
LIABILITIES- 0.2% 260,788
NET ASSETS - 100.0% $ 119,664,765
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt
S/A - Société Anonyme

North Square McKee Bond Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
,
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 3.1%
400,000 Aligned Data Centers Issuer LLC, 1.937%, 08/15/46
(a)
$ 381,530
15,214 Ally Auto Receivables Trust 2022-2 A3, 4.760%, 05/17/27 15,226
76,859 American Credit Acceptance Receivables Trust 2021-2,
1.340%, 07/13/27
(a)
76,761
785,000 Amur Equipment Finance Receivables X LLC, 2.200%,
01/20/28
(a)
774,535
17,774 Carmax Auto Owner Trust 2022-4 A3, 5.340%, 08/15/27 17,858
43,156 CarMax Auto Owner Trust 2023-1 A3, 4.750%, 10/15/27 43,241
600,000 CarMax Auto Owner Trust 2024-4 A3, 4.600%, 10/15/29 600,662
250,000 Dell Equipment Finance Trust 2023-3, 5.930%, 06/22/26
(a)
253,104
5,000 Ford Credit Auto Owner Trust 2024-C, 4.070%, 07/15/29 4,958
24,353 GM Financial Automobile Leasing Trust 2023-1 A3,
5.160%, 04/20/26
24,379
14,000 GM Financial Consumer Automobile Receivables 2024-2
A3, 5.100%, 03/16/29
14,123
278,000 Harley-Davidson Motorcycle Trust 2024-A, 5.370%,
03/15/29
283,736
520,000 NextGear Floorplan Master Owner Trust 2019-2a A2,
4.420%, 09/15/27
(a)
516,826
89,860 NMEF Funding 2022-B, LLC, 6.070%, 06/01/49
(a)
90,256
1,050,000 Toyota Auto Receivables 2024-C Owner Trust, 4.880%,
01/18/28
1,057,072
526,244 Tricon Residential 2022-SFR2 Trust, 3.856%, 04/19/39
(a)
514,400
15,000 UBS Commercial Mortgage Trust 2018-C8 A4, 3.983%,
02/15/51
14,510
465,000 Verizon Master Trust, 5.670%, 11/20/26 475,139
40,000 World Omni Auto Receivables Trust 2023-B A3, 4.660%,
05/15/28
40,036
7,980 World Omni Select Auto Trust 2023-A A2A, 5.920%,
03/15/27
7,989
TOTAL ASSET BACKED SECURITIES
(Cost $5,223,054) 5,206,341
Principal
Amount ($) Fair Value
CORPORATE BONDS — 24.9%
COMMUNICATIONS — 1.7%
CABLE & SATELLITE — 0.2%
473,000 Comcast Corp., 3.250%, 11/01/39 359,343
ENTERTAINMENT CONTENT — 0.7%
665,000 Fox Corp., 6.500%, 10/13/33 702,146
596,000 Walt Disney Co. (The), 3.500%, 05/13/40 479,355
1,181,501

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
INTERNET MEDIA & SERVICES — 0.1%
218,000 Meta Platforms, Inc., 5.600%, 05/15/53 $ 217,486
TELECOMMUNICATIONS — 0.7%
108,000 AT&T, Inc., 4.350%, 03/01/29 106,027
345,000 Verizon Communications, Inc., 4.780%, 02/15/35
(a)
329,101
1,022,000 Verizon Communications, Inc., 2.650%, 11/20/40 702,602
1,137,730
CONSUMER DISCRETIONARY — 1.9%
AUTOMOTIVE — 1.8%
518,000 American Honda Finance Corp., 2.000%, 03/24/28 476,750
1,430,000 Ford Motor Co. Class B, 3.250%, 02/12/32 1,197,229
576,000 General Motors Financial Co., Inc., 5.550%, 07/15/29 582,970
156,000 General Motors Financial Co., Inc., 5.350%, 01/07/30 155,913
474,000 Toyota Motor Credit Corp, 5.350%, 01/09/36 476,690
2,889,552
LEISURE FACILITIES & SERVICES
— 0.1%
244,000 McDonald's Corp., 3.600%, 07/01/30 229,482
CONSUMER STAPLES — 1.4%
BEVERAGES — 0.9%
426,000 Coca-Cola Co (The), 1.650%, 06/01/30 364,560
421,000 Coca-Cola Co. (The), 5.000%, 05/13/34 420,651
633,000 Keurig Dr Pepper, Inc., 5.200%, 03/15/31 638,899
1,424,110
HOUSEHOLD PRODUCTS — 0.2%
397,000 Procter & Gamble Co. (The), 4.550%, 01/29/34 388,328
RETAIL - CONSUMER STAPLES — 0.1%
204,000 Kroger Co. (The), 5.500%, 09/15/54 191,283
TOBACCO & CANNABIS — 0.2%
292,000 Philip Morris International, Inc., 5.125%, 02/15/30 294,665
ENERGY — 2.4%
OIL & GAS PRODUCERS — 2.4%
261,000 BP Capital Markets America Inc., 4.893%, 09/11/33 253,311
258,000 ConocoPhillips Co., 5.000%, 01/15/35 250,650
731,000 ConocoPhillips Co., 5.300%, 05/15/53 672,704
285,000 Energy Transfer LP, 6.400%, 12/01/30 301,018
137,000 Enterprise Products Operating LLC, 4.950%, 02/15/35 133,093
267,000 Enterprise Products Operating LLC, 4.800%, 02/01/49 231,597
1,139,000 Exxon Mobil Corp., 4.327%, 03/19/50 939,197
663,000 Phillips 66 Co., 5.250%, 06/15/31 666,753
560,000 TotalEnergies Capital SA, 5.488%, 04/05/54 533,087
3,981,410

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
FINANCIALS — 8.8%
ASSET MANAGEMENT — 0.4%
356,000 Charles Schwab Corp. (The), 5.643%, (SOFRRATE +
221bps), 05/19/29
(b)
$ 364,838
358,243 United Airlines 2023-1 Class A Pass Through Trust,
5.800%, 07/15/36
364,190
729,028
BANKING — 4.9%
1,821,000 Bank of America Corp., 1.658%, 03/11/27
(b)
1,760,640
301,000 Bank of Montreal, 4.640%, (SOFRRATE + 125bps),
09/10/30
(b)
296,227
417,000 Bank of Nova Scotia (The), 5.130%, (SOFRRATE +
107bps), 02/14/31
(b)
417,021
592,000 Canadian Imperial Bank of Commerce, 5.260%, 04/08/29 598,631
358,000 Citibank NA, 5.570%, 04/30/34 364,230
476,000 Citigroup, Inc., 5.174%, (SOFRRATE + 136bps), 02/13/30
(b)
477,428
200,000 HSBC Holdings PLC, 4.583%, 06/19/29
(b)
196,589
813,000 JPMorgan Chase & Co., 5.299%, (SOFRRATE + 145bps),
07/24/29
(b)
823,607
534,000 JPMorgan Chase & Co., 5.140%, (SOFRRATE + 90bps),
01/24/31
(b)
536,250
180,000 PNC Financial Services Group Inc. (The), 6.875%,
(SOFRRATE + 2bps), 10/20/34
(b)
197,297
313,000 Royal Bank of Canada, 4.650%, (SOFRINDEX + 108bps),
10/18/30
(b)
307,745
353,000 Toronto-Dominion Bank (The), 4.693%, 09/15/27 353,193
226,000 Toronto-Dominion Bank (The), 5.523%, 07/17/28 230,745
480,000 Toronto-Dominion Bank (The), 4.994%, 04/05/29 480,604
377,000 Wells Fargo & Co., 5.574%, (SOFRRATE + 174bps),
07/25/29
(b)
384,166
462,000 Wells Fargo & Co., 6.303%, (SOFRRATE + 179bps),
10/23/29
(b)
482,434
529,000 Wells Fargo & Co., 4.897%, (SOFRRATE + 210bps),
07/25/33
(b)
512,999
8,419,806
INSTITUTIONAL FINANCIAL SERVICES
— 2.6%
689,000 Bank of New York Mellon Corp. (The), 5.060%, 07/22/32
(b)
687,876
381,000 Goldman Sachs Bank USA, 5.414%, (SOFRRATE +
75bps), 05/21/27
(b)
384,387
1,177,000 Goldman Sachs Group, Inc. (The), 1.431%, 03/09/27
(b)
1,134,876
1,408,000 Goldman Sachs Group, Inc. (The), 1.992%, 01/27/32
(b)
1,174,466
916,000 Morgan Stanley, 1.593%, 05/04/27
(b)
880,995
4,262,600

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
SPECIALTY FINANCE — 0.9%
422,000 American Express Co., 5.284%, (SOFRRATE + 142bps),
07/26/35
(b)
$ 417,390
314,000 Capital One Financial Corp., 1.878%, 11/02/27
(b)
298,034
359,000 Capital One Financial Corp., 6.209%, 06/08/29
(b)
372,108
361,000 Capital One Financial Corp., 5.463%, (SOFRRATE +
156bps), 07/26/30
(b)
364,233
1,451,765
HEALTH CARE — 1.1%
BIOTECH & PHARMA — 0.3%
320,000 Eli Lilly & Co., 5.000%, 02/09/54 294,310
141,000 Merck & Co., Inc., 4.750%, 05/19/33 137,108
431,418
HEALTH CARE FACILITIES &
SERVICES — 0.8%
226,000 Cigna Group (The), 5.000%, 05/15/29 226,727
229,000 UnitedHealth Group, Inc., 5.300%, 02/15/30 233,553
639,000 UnitedHealth Group, Inc., 4.500%, 04/15/33 608,114
313,000 UnitedHealth Group, Inc., 5.375%, 04/15/54 293,154
1,361,548
INDUSTRIALS — 2.2%
AEROSPACE & DEFENSE — 0.1%
197,000 Northrop Grumman Corp., 3.250%, 01/15/28 189,164
COMMERCIAL SUPPORT SERVICES
— 0.1%
198,000 Waste Management, Inc., 4.950%, 03/15/35 193,783
DIVERSIFIED INDUSTRIALS — 0.5%
828,000 Honeywell International, Inc., 4.750%, 02/01/32 816,406
ELECTRICAL EQUIPMENT — 0.2%
299,000 Johnson Controls International PLC, 5.500%, 04/19/29 305,179
MACHINERY — 0.3%
51,000 John Deere Capital Corp., 4.900%, 03/07/31 51,217
384,000 John Deere Capital Corp., 4.400%, 09/08/31 373,370
424,587
TRANSPORTATION & LOGISTICS
— 1.0%
487,147 BNSF Railway Co. 2015-1 Pass Through Trust, 3.442%,
06/16/28
(a)
464,540
997,000 Burlington Northern Santa Fe LLC, 4.550%, 09/01/44 874,598
4,000 Canadian Pacific Railway Co., 2.050%, 03/05/30 3,490
10,099 Union Pacific Railroad Co. 2005 Pass Through Trust,
5.082%, 01/02/29
10,099

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
164,001 Union Pacific Railroad Co. 2014-1 Pass Through Trust,
3.227%, 05/14/26
$ 160,623
240,000 United Parcel Service, Inc., 5.150%, 05/22/34 239,355
1,752,705
REAL ESTATE — 0.3%
REAL ESTATE INVESTMENT TRUSTS
— 0.3%
449,000 American Tower Corp., 3.800%, 08/15/29 425,898
TECHNOLOGY — 1.9%
SEMICONDUCTORS — 0.3%
303,000 Broadcom, Inc., 4.350%, 02/15/30 294,695
147,000 Intel Corp., 5.700%, 02/10/53 130,982
425,677
SOFTWARE — 0.6%
247,000 Oracle Corp., 2.300%, 03/25/28 229,227
276,000 Oracle Corp., 5.500%, 08/03/35 275,916
723,000 Oracle Corp., 3.600%, 04/01/40 564,275
1,069,418
TECHNOLOGY HARDWARE — 0.5%
557,000 Apple, Inc., 2.950%, 09/11/49 372,101
413,000 Cisco Systems, Inc., 4.950%, 02/26/31 415,384
787,485
TECHNOLOGY SERVICES — 0.5%
700,000 International Business Machines Corp., 4.150%, 05/15/39 602,970
250,000 International Business Machines Corp., 1.700%, 10/01/52 234,390
837,360
UTILITIES — 3.2%
ELECTRIC UTILITIES — 3.2%
394,000 Alabama Power Co., 3.450%, 10/01/49 276,242
129,000 Berkshire Hathaway Energy Co., 3.700%, 07/15/30 121,713
103,000 Consolidated Edison Company of New York, Inc., 5.700%,
05/15/54
101,444
1,470,000 Duke Energy Carolinas LLC, 5.300%, 02/15/40 1,441,879
342,000 Entergy Corp., 1.900%, 06/15/28 310,176
472,000 Florida Power & Light Co., 5.300%, 04/01/53 446,356
1,511,000 MidAmerican Energy Co., 4.250%, 07/15/49 1,221,323
313,000 NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/28 313,845
136,000 NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/30 118,248
338,000 Pacific Gas and Electric Co., 4.550%, 07/01/30 320,059
787,000 Virginia Electric and Power Co., 5.450%, 04/01/53 744,563
5,415,848
TOTAL CORPORATE BONDS
(Cost $42,153,350) 41,594,565

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
MORTGAGE-BACKED SECURITIES
— 45.5%
10,000 BBCMS Mortgage Trust 2017-C1 A4, 3.674%, 02/15/50 $ 9,732
99,991 BBCMS Mortgage Trust 2022-C14, 1.727%, 02/18/55 96,876
57,228 Ellington Financial Mortgage Trust 2020-01, 2.006%,
05/25/65
(a),(b)
56,464
599,967 EQUS 2021-EQAZ Mortgage Trust, 5.326%, 10/15/36
(a),(b)
599,482
272,824 Fannie Mae Pool, 4.000%, 05/15/27 252,675
19,972 Fannie Mae Pool, 2.500%, 08/01/28 19,404
18,859 Fannie Mae Pool, 5.000%, 11/01/29 18,921
56,952 Fannie Mae Pool, 4.500%, 05/01/31 56,683
26,614 Fannie Mae Pool, 4.500%, 01/01/32 26,341
201,014 Fannie Mae Pool, 3.000%, 05/01/33 189,999
52,288 Fannie Mae Pool, 4.500%, 05/01/34 51,584
67,981 Fannie Mae Pool, 4.000%, 06/01/34 66,301
3,876 Fannie Mae Pool, 3.500%, 05/01/35 3,678
20,569 Fannie Mae Pool, 1.500%, 10/01/36 17,918
18,002 Fannie Mae Pool, 2.500%, 04/01/37 16,266
91,400 Fannie Mae Pool, 3.500%, 10/13/37 82,858
77,629 Fannie Mae Pool, 3.500%, 12/01/37 74,558
76,818 Fannie Mae Pool, 4.000%, 06/01/38 75,147
6,505 Fannie Mae Pool, 4.000%, 03/01/39 6,132
275,127 Fannie Mae Pool, 3.000%, 01/01/40 249,713
47,337 Fannie Mae Pool, 4.500%, 07/01/40 45,562
274,676 Fannie Mae Pool, 2.000%, 08/01/40 229,846
3,058 Fannie Mae Pool, 4.000%, 09/01/40 2,882
60,616 Fannie Mae Pool, 4.000%, 09/01/40 57,649
177,764 Fannie Mae Pool, 2.500%, 10/01/40 153,421
255,641 Fannie Mae Pool, 3.000%, 10/01/40 228,212
228,468 Fannie Mae Pool, 2.000%, 11/01/40 191,107
165,233 Fannie Mae Pool, 2.000%, 01/01/41 138,154
4,647 Fannie Mae Pool, 4.000%, 01/01/41 4,380
42,289 Fannie Mae Pool, 4.000%, 01/01/41 39,863
22,592 Fannie Mae Pool, 4.000%, 01/01/41 21,296
347,184 Fannie Mae Pool, 2.500%, 02/01/41 298,510
317,192 Fannie Mae Pool, 1.500%, 03/01/41 258,336
195,247 Fannie Mae Pool, 2.500%, 03/01/41 167,873
7,907 Fannie Mae Pool, 3.000%, 05/01/41 7,026
18,093 Fannie Mae Pool, 2.000%, 07/01/41 15,118
409,808 Fannie Mae Pool, 2.500%, 09/01/41 350,822
464,634 Fannie Mae Pool, 2.500%, 10/01/41 399,194
8,288 Fannie Mae Pool, 4.000%, 10/01/41 7,812
257,595 Fannie Mae Pool, 2.500%, 11/01/41 220,514
982,076 Fannie Mae Pool, 2.000%, 08/01/42 818,731
16,492 Fannie Mae Pool, 3.000%, 09/01/42 14,598

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
301,189 Fannie Mae Pool, 3.500%, 09/01/42 $ 274,817
153,730 Fannie Mae Pool, 3.000%, 04/01/43 136,469
32,824 Fannie Mae Pool, 3.500%, 01/01/44 29,797
7,945 Fannie Mae Pool, 4.000%, 03/01/45 7,442
302,456 Fannie Mae Pool, 3.000%, 04/01/45 266,969
27,877 Fannie Mae Pool, 3.500%, 12/01/45 25,220
80,471 Fannie Mae Pool, 3.000%, 04/01/46 69,999
156,783 Fannie Mae Pool, 2.500%, 05/01/46 129,796
107,779 Fannie Mae Pool, 3.000%, 06/01/46 95,156
77,901 Fannie Mae Pool, 3.500%, 06/01/46 70,331
2,523 Fannie Mae Pool, 4.000%, 07/01/46 2,343
62,657 Fannie Mae Pool, 3.000%, 10/01/46 54,402
53,273 Fannie Mae Pool, 4.000%, 10/01/46 50,193
19,400 Fannie Mae Pool, 3.000%, 11/01/46 16,859
65,686 Fannie Mae Pool, 3.000%, 11/01/46 57,986
95,732 Fannie Mae Pool, 5.000%, 11/01/46 95,157
152,289 Fannie Mae Pool, 3.000%, 02/01/47 132,565
2,911 Fannie Mae Pool, 4.500%, 03/01/47 2,783
891,787 Fannie Mae Pool, 4.500%, 04/01/47 867,472
5,783 Fannie Mae Pool, 3.500%, 05/01/47 5,249
3,917 Fannie Mae Pool, 3.500%, 05/01/47 3,525
647,197 Fannie Mae Pool, 2.500%, 11/01/47 541,111
251,897 Fannie Mae Pool, 2.500%, 12/01/47 210,924
41,026 Fannie Mae Pool, 3.500%, 03/01/48 36,773
166,794 Fannie Mae Pool, 2.500%, 04/01/48 139,501
94,154 Fannie Mae Pool, 3.000%, 04/01/48 81,813
239,642 Fannie Mae Pool, 3.500%, 08/01/48 214,866
94,642 Fannie Mae Pool, 3.500%, 11/01/48 85,009
6,805 Fannie Mae Pool, 4.500%, 11/01/48 6,498
111,046 Fannie Mae Pool, 3.000%, 12/01/48 96,505
36,642 Fannie Mae Pool, 3.000%, 02/01/49 31,674
14,665 Fannie Mae Pool, 3.500%, 02/01/49 13,148
19,172 Fannie Mae Pool, 3.500%, 06/01/49 17,269
19,086 Fannie Mae Pool, 2.500%, 07/01/49 15,967
777,940 Fannie Mae Pool, 3.500%, 09/01/49 696,382
412,860 Fannie Mae Pool, 3.500%, 09/01/49 361,961
79,981 Fannie Mae Pool, 3.000%, 12/01/49 69,096
18,054 Fannie Mae Pool, 3.000%, 02/01/50 15,578
17,808 Fannie Mae Pool, 3.000%, 02/01/50 15,476
350,447 Fannie Mae Pool, 2.500%, 04/01/50 284,553
244,466 Fannie Mae Pool, 2.500%, 05/01/50 196,072
39,626 Fannie Mae Pool, 2.500%, 06/01/50 32,846
359,954 Fannie Mae Pool, 2.500%, 06/01/50 298,648
19,062 Fannie Mae Pool, 3.000%, 06/01/50 16,295
226,987 Fannie Mae Pool, 5.000%, 06/01/50 223,304

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
122,941 Fannie Mae Pool, 3.500%, 08/01/50 $ 110,971
126,111 Fannie Mae Pool, 2.500%, 10/01/50 104,554
17,442 Fannie Mae Pool, 2.000%, 01/01/51 13,764
1,382,082 Fannie Mae Pool, 4.500%, 01/01/51 1,317,970
329,405 Fannie Mae Pool, 2.500%, 02/01/51 272,579
374,848 Fannie Mae Pool, 2.500%, 02/01/51 309,184
268,654 Fannie Mae Pool, 2.000%, 03/01/51 213,669
21,654 Fannie Mae Pool, 2.500%, 03/01/51 17,848
25,270 Fannie Mae Pool, 2.000%, 05/01/51 19,817
24,712 Fannie Mae Pool, 2.500%, 05/01/51 20,363
359,917 Fannie Mae Pool, 2.500%, 06/01/51 297,980
657,827 Fannie Mae Pool, 2.500%, 06/01/51 544,630
1,173,528 Fannie Mae Pool, 2.500%, 07/01/51 969,589
686,375 Fannie Mae Pool, 2.500%, 08/01/51 569,311
246,507 Fannie Mae Pool, 2.500%, 10/01/51 201,826
26,411 Fannie Mae Pool, 2.500%, 10/01/51 21,726
28,547 Fannie Mae Pool, 3.000%, 11/01/51 24,502
25,900 Fannie Mae Pool, 3.000%, 12/01/51 22,150
251,114 Fannie Mae Pool, 2.000%, 01/01/52 198,672
250,894 Fannie Mae Pool, 3.000%, 01/01/52 214,252
291,991 Fannie Mae Pool, 3.500%, 01/01/52 259,852
538,571 Fannie Mae Pool, 2.000%, 02/01/52 424,682
414,193 Fannie Mae Pool, 2.000%, 02/01/52 329,224
357,386 Fannie Mae Pool, 3.000%, 02/01/52 307,800
320,402 Fannie Mae Pool, 3.500%, 02/01/52 283,809
40,175 Fannie Mae Pool, 2.000%, 03/01/52 31,761
25,007 Fannie Mae Pool, 5.000%, 09/01/52 24,199
304,205 Fannie Mae Pool, 6.500%, 01/01/53 314,539
589,166 Fannie Mae Pool, 4.500%, 04/01/53 555,475
1,450,243 Fannie Mae Pool, 6.000%, 06/01/53 1,461,268
562,607 Fannie Mae Pool, 4.000%, 07/01/53 516,371
387,996 Fannie Mae Pool, 6.000%, 09/01/53 395,767
496,512 Fannie Mae Pool, 5.500%, 03/01/54 493,873
27,601 Fannie Mae Pool, 5.500%, 08/01/54 27,405
376,694 Fannie Mae Pool, 4.500%, 11/01/54 356,472
57,446 Fannie Mae Pool, 4.500%, 04/01/56 54,644
148,112 Fannie Mae Pool, 4.000%, 07/01/56 135,963
299,499 Fannie Mae Pool, 4.500%, 08/01/56 284,891
133,036 Fannie Mae Pool, 5.500%, 09/01/56 136,113
37 Fannie Mae REMICS, 5.500%, 01/25/26 37
8,700 Fannie Mae REMICS, 1.250%, 01/25/28 8,369
2,252 Fannie Mae REMICS, 5.500%, 01/25/32 2,253
70,522 Fannie Mae REMICS, 4.000%, 04/25/33 69,153
2,574 Fannie Mae REMICS, 5.000%, 08/25/35 2,586
228,000 Fannie Mae REMICS, 3.500%, 10/25/37 218,575

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
29,643 Fannie Mae REMICS, 2.000%, 12/25/41 $ 27,165
99,078 Fannie Mae REMICS, 3.500%, 02/25/43 91,993
288,160 Fannie Mae REMICS, 3.000%, 06/25/43 281,557
1,165 Fannie Mae REMICS, 3.500%, 08/25/43 1,159
480,980 Fannie Mae REMICS, 5.500%, 06/25/44 487,966
91,045 Fannie Mae REMICS, 2.000%, 10/25/44 81,721
994,786 Fannie Mae REMICS, 6.000%, 10/25/44 1,020,403
46,450 Fannie Mae REMICS, 3.000%, 04/25/45 43,419
67,814 Fannie Mae REMICS, 3.500%, 09/25/48 63,865
41,613 Fannie Mae REMICS, 5.500%, 01/25/49 41,967
5,160 Fannie Mae REMICS, 3.000%, 02/25/49 4,655
54,751 Fannie Mae REMICS, 3.000%, 07/25/49 47,562
160,663 Fannie Mae REMICS, 2.000%, 03/25/50 132,050
549,688 Fannie Mae REMICS, 2.000%, 07/25/50 453,112
9,672 Fannie Mae REMICS, 1.000%, 02/25/51 7,166
482,624 Fannie Mae REMICS, 5.000%, 02/25/51 481,771
497,215 Fannie Mae REMICS, 5.000%, 07/25/51 493,627
368,016 Fannie Mae REMICS, 5.000%, 01/25/53 360,699
135,589 Fannie Mae REMICS, 3.500%, 06/25/53 128,645
10,427 Fannie Mae Trust 2003-W8, 4.815%, 05/25/42
(b)
10,410
1,461,000 Federal Farm Credit Banks Funding Corp, 1.670%,
03/03/31
1,231,879
833,000 Federal Farm Credit Banks Funding Corp., 4.970%,
01/15/30
832,662
1,945,000 Federal Farm Credit Banks Funding Corp., 1.570%,
09/23/30
1,656,864
851,000 Federal Farm Credit Banks Funding Corp., 1.790%,
07/21/31
714,903
802,000 Federal Farm Credit Banks Funding Corp., 5.650%,
08/14/34
801,485
1,230,000 Federal Home Loan Banks, 5.250%, 01/23/30 1,228,281
845,000 Federal Home Loan Banks, 2.375%, 01/28/32 727,094
800,000 Federal Home Loan Banks, 2.350%, 02/09/32 686,492
1,265,000 Federal Home Loan Banks, 5.920%, 05/23/34 1,267,781
1,627,000 Federal Home Loan Mortgage Corp., 5.300%, 11/21/29 1,627,534
810,000 Federal Home Loan Mortgage Corp., 1.500%, 10/29/32 632,451
2,450,000 Federal National Mortgage Association, 1.600%, 08/24/35 1,773,600
2,534,000 Federal National Mortgage Association, 1.630%, 09/14/35 1,838,366
43,321 Freddie Mac Gold Pool, 4.500%, 05/01/31 43,126
11,884 Freddie Mac Gold Pool, 4.500%, 06/01/31 11,835
30,215 Freddie Mac Gold Pool, 3.500%, 06/01/33 29,074
18,279 Freddie Mac Gold Pool, 4.000%, 01/01/41 17,253
34,887 Freddie Mac Gold Pool, 3.000%, 11/01/42 30,878
70,370 Freddie Mac Gold Pool, 3.500%, 12/01/42 64,253
5,509 Freddie Mac Gold Pool, 3.000%, 11/01/46 4,791

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
216,085 Freddie Mac Gold Pool, 3.000%, 12/01/46 $ 188,045
1,549,687 Freddie Mac Gold Pool, 3.000%, 12/01/46 1,345,667
118,897 Freddie Mac Gold Pool, 3.000%, 01/01/47 103,468
491,110 Freddie Mac Pool, 2.500%, 03/15/28 408,684
265,464 Freddie Mac Pool, 3.500%, 06/15/29 236,847
442,254 Freddie Mac Pool, 2.000%, 09/01/36 393,655
259,717 Freddie Mac Pool, 3.000%, 07/01/38 239,896
356,738 Freddie Mac Pool, 3.000%, 09/01/39 323,803
703,965 Freddie Mac Pool, 2.000%, 01/01/41 588,560
141,894 Freddie Mac Pool, 2.500%, 04/01/42 120,829
252,839 Freddie Mac Pool, 3.000%, 05/01/42 224,848
759,983 Freddie Mac Pool, 5.500%, 05/01/43 765,187
27,726 Freddie Mac Pool, 3.500%, 07/01/47 25,271
32,133 Freddie Mac Pool, 3.500%, 01/01/48 28,845
3,669 Freddie Mac Pool, 3.500%, 08/01/49 3,285
22,502 Freddie Mac Pool, 3.000%, 02/01/50 19,715
7,340 Freddie Mac Pool, 2.500%, 05/01/50 5,883
124,761 Freddie Mac Pool, 2.000%, 08/01/50 98,883
222,875 Freddie Mac Pool, 2.500%, 11/01/50 184,008
190,086 Freddie Mac Pool, 2.500%, 12/01/50 157,512
294,954 Freddie Mac Pool, 2.000%, 02/01/51 231,659
437,949 Freddie Mac Pool, 2.500%, 03/01/51 362,033
244,127 Freddie Mac Pool, 2.000%, 05/01/51 192,777
757,193 Freddie Mac Pool, 2.500%, 05/01/51 620,437
33,778 Freddie Mac Pool, 2.500%, 05/01/51 27,928
24,401 Freddie Mac Pool, 2.500%, 06/01/51 20,103
43,031 Freddie Mac Pool, 3.500%, 07/01/51 38,518
452,306 Freddie Mac Pool, 2.500%, 09/01/51 374,211
931,135 Freddie Mac Pool, 3.500%, 09/01/51 837,628
384,580 Freddie Mac Pool, 2.000%, 11/01/51 301,327
452,722 Freddie Mac Pool, 3.000%, 12/01/51 386,079
208,310 Freddie Mac Pool, 2.500%, 02/01/52 171,283
497,730 Freddie Mac Pool, 2.500%, 04/01/52 406,754
433,306 Freddie Mac Pool, 3.000%, 08/01/52 372,733
391,429 Freddie Mac Pool, 4.000%, 09/01/52 358,327
1,334,687 Freddie Mac Pool, 4.000%, 11/01/52 1,222,270
495,208 Freddie Mac Pool, 5.000%, 12/01/52 488,115
545,022 Freddie Mac Pool, 6.000%, 02/01/53 555,172
334,093 Freddie Mac Pool, 6.000%, 05/01/53 339,034
262,666 Freddie Mac Pool, 5.500%, 06/01/53 260,092
21,414 Freddie Mac Pool, 6.000%, 08/01/53 21,701
417,810 Freddie Mac Pool, 5.500%, 09/01/53 416,751
21,108 Freddie Mac Pool, 6.500%, 11/01/53 21,810
13,527 Freddie Mac Pool, 5.000%, 04/01/54 13,080
197,659 Freddie Mac Pool, 5.500%, 11/01/54 196,041

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
838 Freddie Mac REMICS, 4.500%, 09/15/25 $ 836
39,683 Freddie Mac REMICS, 3.500%, 08/15/27 39,463
53,653 Freddie Mac REMICS, 3.000%, 08/15/40 52,840
11,072 Freddie Mac REMICS, 2.000%, 12/15/41 10,293
19,737 Freddie Mac REMICS, 2.000%, 06/25/42 18,519
34,382 Freddie Mac REMICS, 3.000%, 05/15/43 33,576
9,294 Freddie Mac REMICS, 3.000%, 11/15/43 9,171
103,387 Freddie Mac REMICS, 2.000%, 03/25/44 96,759
134,624 Freddie Mac REMICS, 3.000%, 08/15/44 128,931
249,711 Freddie Mac REMICS, 2.000%, 05/25/46 218,398
251,495 Freddie Mac REMICS, 3.000%, 06/25/48 227,240
599,221 Freddie Mac REMICS, 2.500%, 10/25/48 534,163
774,467 Freddie Mac REMICS, 1.500%, 02/25/49 609,478
108,780 Freddie Mac REMICS, 1.000%, 04/25/49 87,905
1,519,161 Freddie Mac REMICS, 5.500%, 09/25/49 1,535,758
47,835 Freddie Mac REMICS, 1.000%, 01/25/50 34,895
364,780 Freddie Mac REMICS, 1.000%, 09/25/50 277,286
18,407 Freddie Mac REMICS, 0.750%, 12/25/50 13,581
40,741 Freddie Mac REMICS, 2.000%, 01/25/51 32,643
143,483 Freddie Mac REMICS, 3.250%, 04/15/53 138,677
29,383 Freddie Mac REMICS, 3.000%, 01/15/55 28,259
78,848 Freddie Mac Structured Pass-Through Certificates, 6.225%,
(12MTA + 140.000%), 07/25/44
(b)
75,843
12,668 Freddie Mac Structured Pass-Through Certificates, 6.025%,
(12MTA + 120.000%), 10/25/44
(b)
11,561
280,373 Ginnie Mae I Pool, 3.020%, 09/15/41 239,944
258,738 Ginnie Mae I Pool, 3.000%, 08/15/45 228,442
30,895 Ginnie Mae II Pool, 3.500%, 04/20/27 30,582
11,449 Ginnie Mae II Pool, 3.500%, 07/20/27 11,291
447,191 Ginnie Mae II Pool, 3.500%, 12/20/34 424,983
2,045 Ginnie Mae II Pool, 5.000%, 06/20/48 2,016
45,311 Ginnie Mae II Pool, 5.000%, 07/20/48 44,758
383,386 Ginnie Mae II Pool, 3.500%, 01/20/50 345,604
1,127,550 Ginnie Mae II Pool, 2.000%, 02/20/51 880,988
2,380,308 Ginnie Mae II Pool, 2.000%, 03/20/51 1,877,036
806,185 Ginnie Mae II Pool, 2.000%, 04/20/51 629,893
447,056 Ginnie Mae II Pool, 2.500%, 09/20/51 368,240
772,289 Ginnie Mae II Pool, 3.000%, 03/20/52 666,991
330,113 Ginnie Mae II Pool, 5.500%, 09/01/53
(b)
329,889
484,078 Ginnie Mae II Pool, 6.000%, 09/20/53 491,966
6 Government National Mortgage Association, 5.000%,
12/20/27
6
391,792 Government National Mortgage Association, 5.500%,
11/20/33
391,046

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
3,758 Government National Mortgage Association, 5.500%,
08/20/35
$ 3,831
929 Government National Mortgage Association, 4.000%,
05/20/39
894
162,319 Government National Mortgage Association, 6.000%,
03/20/42
164,079
70,313 Government National Mortgage Association, 2.750%,
06/20/42
68,091
4,728 Government National Mortgage Association, 2.250%,
09/16/44
4,609
24,391 Government National Mortgage Association, 6.000%,
11/20/44
24,664
546,300 Government National Mortgage Association, 2.000%,
03/20/45
490,243
6,638 Government National Mortgage Association, 2.500%,
10/20/45
6,512
153,323 Government National Mortgage Association, 2.500%,
09/20/46
146,665
20,725 Government National Mortgage Association, 5.000%,
08/20/47
20,737
337,039 Government National Mortgage Association, 2.000%,
03/20/50
277,606
118,565 Government National Mortgage Association, 1.000%,
08/20/50
88,992
141,742 Government National Mortgage Association, 1.250%,
05/20/51
108,965
1,521,428 Government National Mortgage Association, 1.750%,
09/20/51
1,287,520
880,873 Government National Mortgage Association, 2.500%,
10/20/51
720,130
29,928 Government National Mortgage Association, 3.500%,
01/20/52
28,659
16,714 Government National Mortgage Association, 5.000%,
07/20/53
16,705
540,000 Government National Mortgage Association, 5.000%,
01/20/54
522,743
445,881 Government National Mortgage Association 2024-020,,
5.500%, 02/20/54
448,531
413,000 Morgan Stanley Capital I Trust 2016-UBS12, 3.596%,
12/17/49
399,800
337,000 Morgan Stanley Capital I Trust 2016-UBS9, 3.594%,
03/17/49
331,755
925,000 PSMC 2020-3 Trust, 3.000%, 11/25/50
(a),(b)
733,702
430,000 RLGH Trust 2021-TROT, 5.221%, 04/15/36
(a),(b)
428,336

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
68,467 Seasoned Credit Risk Transfer Trust, 2.000%, 11/25/60 $ 59,318
334,000 UBS Commercial Mortgage Trust, 2.921%, 10/18/52 303,163
403,655 UMBS Freddie Mac Pool, 5.000%, 07/01/53 394,826
160,000 Wells Fargo Commercial Mortgage Trust 2016-C35,
2.931%, 07/17/48
155,525
351,000 Wells Fargo Commercial Mortgage Trust 2017-RB1,
3.635%, 03/15/50
336,928
140,298 Wells Fargo Commercial Mortgage Trust 2021-SAVE,
5.571%, 02/15/40
(a),(b)
140,936
TOTAL MORTGAGE-BACKED
SECURITIES (Cost $79,605,819) 75,972,358
Principal
Amount ($) Fair Value
NON U.S. GOVERNMENT & AGENCIES
— 1.7%
SOVEREIGN — 0.3%
418,000 Mexico Government International Bond, 7.375%, 05/13/55 421,737
SUPRANATIONAL — 1.4%
1,000,000 International Bank for Reconstruction & Development,
4.700%, 11/08/34
977,366
1,847,000 International Bank for Reconstruction & Development,
2.700%, 12/28/37
1,427,467
2,404,833
TOTAL NON U.S. GOVERNMENT &
AGENCIES (Cost $3,112,878) 2,826,570
Principal
Amount ($) Fair Value
U.S. GOVERNMENT & AGENCIES
— 23.2%
GOVERNMENT SPONSORED — 1.0%
2,092,000 Resolution Funding Corp. Principal STRIPS, –%,
01/15/30
(c)
1,672,177
U.S. TREASURY BONDS — 9.7%
3,502,000 United States Treasury Bond, 4.250%, 02/15/54 3,184,221
2,805,000 United States Treasury Note, 3.750%, 12/31/28 2,749,612
4,155,000 United States Treasury Note/Bond, 4.125%, 11/15/27 4,143,476
1,640,000 United States Treasury Note/Bond, 4.375%, 12/31/29 1,643,203
1,215,000 United States Treasury Note/Bond, 4.250%, 11/15/34 1,186,808
3,312,000 United States Treasury Note/Bond, 4.625%, 11/15/44 3,216,004
16,123,324
U.S. TREASURY NOTES — 12.5%
1,664,000 United States Treasury Bond, 4.625%, 05/15/54 1,612,000
4,061,000 United States Treasury Note, 4.250%, 11/30/26 4,063,856

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
1,647,000 United States Treasury Note, 4.125%, 10/31/29 $ 1,632,685
668,000 United States Treasury Note, 4.125%, 11/30/31 655,579
2,986,000 United States Treasury Note/Bond, 4.250%, 01/15/28 2,986,816
5,044,000 United States Treasury Note/Bond, 3.500%, 09/30/29 4,869,333
1,642,000 United States Treasury Note/Bond, 4.500%, 12/31/31 1,647,644
3,855,000 United States Treasury Note/Bond, 4.250%, 08/15/54 3,515,880
20,983,793
TOTAL U.S. GOVERNMENT &
AGENCIES (Cost $39,326,524) 38,779,294
Shares Fair Value
SHORT-TERM INVESTMENTS - 1.5%
2,499,663 First American Treasury Obligations
Fund, Class X, 4.30%
(d)
2,499,663
TOTAL SHORT-TERM INVESTMENTS (Cost
$2,499,663) 2,499,663
TOTAL INVESTMENTS - 99.9% (Cost
$171,921,288) $ 166,878,791
Other Assets in Excess of Liabilities- 0.1% 85,529
NET ASSETS - 100.0% $ 166,964,320
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of January 31, 2025 the total market value of 144A securities is 5,359,973 or 3.2% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread
(c) The security is issued in zero coupon form with no periodic interest payments.
(d) Rate disclosed is the seven day effective yield as of January 31, 2025.
REMIC - Real Estate Mortgage Investment Conduit
STRIPS - Separate Trading of Registered Interest and Principal of Securities

North Square Strategic Income Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 1.0%
100,000 North Square RCIM Tax-Advantaged ETF
(a)
$ 2,509,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,504,000) 2,509,000
Shares Fair Value
PREFERRED STOCKS — 0.4%
UTILITIES — 0.4%
ELECTRIC UTILITIES — 0.4%
35,125 Southern Co. (The), 6.50% 926,949
TOTAL PREFERRED STOCKS
(Cost $929,759) 926,949
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 14.8%
994,122
Aegis Asset Backed Securities Trust 2005-2, 5.145%,
06/25/35
(b)
942,602
205,692
Ameriquest Mortgage Securities, Inc., 2004-R2, 5.070%,
04/25/34
(b)
203,414
1,000,000 Bain Capital Credit CLO 2022-4 Ltd., 5.688%, 10/16/37
(b),(c)
1,009,632
1,814,670
BXP Trust 2017-CQHP, 5.204%, (TSFR1M + 90bps),
11/15/34
(b),(c)
1,761,292
2,425,291
Citigroup Commercial Mortgage Trust 2014-GC23, 4.445%,
07/10/47
(b),(c)
2,301,298
72,000,000
Citigroup Commercial Mortgage Trust 2020-555, 0.741%,
12/10/29
(b),(c)
2,345,774
1,876,163 COMM 2010-C1 Mortgage Trust, 5.792%, 07/10/46
(b),(c)
1,778,161
350,000 COMM 2013-CCRE7 Mortgage Trust, 4.243%, 03/10/46
(b),(c)
313,422
3,200,000 CyrusOne Data Centers Issuer I LLC, 4.500%, 05/20/29
(c)
3,085,132
570,836 FBR Securitization Trust, 5.130%, 11/26/35
(b)
561,405
2,342,500
GS Mortgage Securities Trust 2013-GC10, 4.537%,
02/10/46
(b),(c)
2,337,850
2,280,000 HI-FI Music IP Issuer LP, 3.939%, 02/01/62
(c)
2,199,967
151,619
HSI Asset Securitization Corporation Trust 2006-OPT3,
4.965%, 02/25/36
(b)
149,649
927,060
Impac CMB Trust Series 2005-4, 5.070%, (TSFR1M +
54bps), 05/25/35
(b)
876,393
2,818,494
JPMorgan Chase Commercial Mortgage Securities Trust 2012-
WLDN, 3.905%, 05/05/30
(c)
2,603,443
2,970,000
JPMorgan Chase Commercial Mortgage Securities Trust 2019-
MFP, 6.514%, (TSFR1M + 221bps), 07/15/36
(b),(c)
2,914,481
158,561
JPMorgan Mortgage Acquisition Trust 2006-CH1, 4.905%,
07/25/36
(b)
157,801
326,158
JPMorgan Mortgage Acquisition Trust 2007-CH3, 4.685%,
03/25/37
(b)
321,099

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 14.8% (Continued)
1,800,000
Kapitus Asset Securitization IV LLC 2024-1, 5.490%,
09/10/31
(c)
$ 1,797,862
233,666 Libra Solutions 2023-1 LLC, 7.000%, 02/15/25
(c)
233,903
744,588
Long Beach Mortgage Loan Trust 2005-1, 5.700%,
02/25/35
(b)
723,683
3,440,000
Morgan Stanley Bank of America Merrill Lynch Trust 2012-
C5, 4.642%, 08/15/45
(b),(c)
3,359,503
2,311,155
Morgan Stanley Bank of America Merrill Lynch Trust 2014-
C17, 3.500%, 08/15/47
(c)
2,244,222
494,361
Morgan Stanley Capital I Trust 2011-C2, 5.211%,
06/15/44
(b),(c)
489,808
1,800,000
Morgan Stanley Capital I Trust 2014-150E, 3.912%,
09/09/32
(c)
1,616,175
1,000,000
Oaktree CLO 2022-3 Ltd., 5.682%, (TSFR3M + 138bps),
10/15/37
(b),(c)
1,007,326
334,523
Renaissance Home Equity Loan Trust 2005-3, 5.140%,
11/25/35
333,875
TOTAL ASSET BACKED SECURITIES
(Cost $37,448,904) 37,669,172
Principal
Amount ($) Fair Value
CORPORATE BONDS — 29.1%
COMMUNICATIONS — 0.9%
ENTERTAINMENT CONTENT — 0.9%
2,500,000 Paramount Global, 6.250%, 02/28/57
(b)
2,391,871
CONSUMER DISCRETIONARY — 0.9%
AUTOMOTIVE — 0.9%
2,371,000 General Motors Financial Co., Inc., 5.750%, Perpetual
(b)
2,314,422
ENERGY — 2.8%
OIL & GAS PRODUCERS — 2.8%
2,000,000 Enbridge, Inc., 7.200%, (H15T5Y + 297bps), 06/27/54
(b)
2,052,762
3,000,000
Energy Transfer LP, 6.625%, (US0003M + 416bps),
Perpetual
(b)
2,960,769
2,000,000
South Bow Canadian Infrastructure Holdings Ltd., 7.500%,
(H15T5Y + 367bps), 03/01/55
(b),(c)
2,061,758
7,075,289
FINANCIALS — 15.4%
ASSET MANAGEMENT — 1.4%
4,000,000 UBS Group AG, 4.375%, Perpetual
(b)
3,503,587

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 29.1% (Continued)
FINANCIALS — 15.4% (Continued)
BANKING — 10.3%
2,750,000 Citigroup, Inc., 4.150%, Perpetual
(b)
$ 2,677,887
2,926,000 Comerica, Inc., 5.625%, Perpetual
(b)
2,923,481
1,800,000 Commerzbank AG, 4.250%, (EUSA5 + 439bps), Perpetual
(b)
1,820,128
5,000,000
Deutsche Bank AG, 4.789%, (USISOA05 + 436bps),
Perpetual
(b)
4,965,645
4,385,000 ING Groep NV, 3.875%, (H15T5Y + 286bps), Perpetual
(b)
4,051,201
1,000,000
JPMorgan Chase & Co., 3.905%, (H15T5Y + 215bps),
Perpetual
(b)
1,013,589
2,700,000 KeyCorp, 5.000%, Perpetual
(b)
2,642,257
1,650,000
Lloyds Banking Group PLC, 8.000%, (H15T5Y + 4bps),
Perpetual
(b)
1,733,592
3,000,000 NatWest Group PLC, 4.600%, Perpetual
(b)
2,593,442
2,000,000 Svenska Handelsbanken AB, 4.750%, Perpetual
(b)
1,808,850
26,230,072
INSTITUTIONAL FINANCIAL SERVICES — 1.2%
3,000,000
CenterPoint Energy, Inc., 6.850%, (H15T5Y + 295bps),
02/15/55
(b)
3,050,256
SPECIALTY FINANCE — 2.5%
3,000,000 Capital One Financial Corp., 3.950%, Perpetual
(b)
2,901,221
3,512,000 Discover Financial Services, 5.500%, Perpetual
(b)
3,431,489
6,332,710
UTILITIES — 9.1%
ELECTRIC UTILITIES — 8.1%
2,000,000
American Electric Power Co., Inc., 6.950%, (H15T5Y +
268bps), 12/15/54
(b)
2,046,660
2,250,000 CMS Energy Corp., 4.750%, (H15T5Y + 412bps), 06/01/50
(b)
2,135,587
2,500,000
Dominion Energy, Inc., 6.625%, (H15T5Y + 221bps),
05/15/55
(b)
2,530,865
2,500,000 Duke Energy Corp., 6.450%, (H15T5Y + 259bps), 09/01/54
(b)
2,513,928
2,500,000 Emera , Inc., 6.750%, 06/15/76
(b)
2,532,439
2,500,000
NextEra Energy Capital Holdings, Inc., 6.750%, (H15T5Y +
246bps), 06/15/54
(b)
2,563,622
2,000,000 NiSource, Inc., 6.375%, (H15T5Y + 253bps), 03/31/55
(b)
1,989,384
2,000,000
NRG Energy, Inc., 10.250%, (H15T5Y + 592bps),
Perpetual
(b),(c)
2,221,176
2,040,000 Vistra Corp., 8.875%, (H15T5Y + 505bps), Perpetual
(b)
2,190,905
20,724,566

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 29.1% (Continued)
UTILITIES — 9.1% (Continued)
GAS & WATER UTILITIES — 1.0%
2,500,000 AltaGas Ltd., 7.200%, (H15T5Y + 357bps), 10/15/54
(b),(c)
$ 2,518,258
TOTAL CORPORATE BONDS
(Cost $68,791,168) 74,141,031
Principal
Amount ($) Fair Value
MORTGAGE-BACKED SECURITIES — 37.6%
3,759
Colony Multifamily Mortgage Trust 2014-1, 7.413%,
02/20/29
(b),(c)
3,747
5,290,315 Fannie Mae Pool, 3.500%, 10/01/51 4,694,652
2,493,092 Fannie Mae Pool, 2.500%, 05/01/52 2,046,515
1,978,436 Fannie Mae Pool, 3.000%, 07/01/52 1,686,635
2,357,063 Fannie Mae Pool, 5.000%, 07/01/52 2,283,210
2,590,394 Fannie Mae Pool, 5.000%, 06/01/53 2,510,921
2,549,062 Fannie Mae Pool, 5.500%, 10/01/53 2,534,257
1,361,776 Fannie Mae Pool, 6.000%, 10/01/53 1,371,707
875,089 Fannie Mae Pool, 6.000%, 10/01/53 885,438
1,452,155 Fannie Mae Pool, 4.500%, 08/01/54 1,369,238
1,154,780 Fannie Mae Pool, 6.000%, 11/01/54 1,166,027
1,795,494 Fannie Mae Pool, 4.000%, 01/01/55 1,642,211
3,652,464 Fannie Mae-Aces, 1.380%, 08/25/28
(b)
131,358
1,327,795 Fannie Mae-Aces, 0.750%, 09/25/28 1,240,377
2,749,054 Fannie Mae-Aces, 1.246%, 03/26/29
(b)
106,380
176,253 Fannie Mae-Aces, 1.000%, 11/25/33 174,398
17,589,927
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.940%, 01/25/26
(b)
88,025
37,669,325
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.489%, 01/25/27
(b)
847,206
30,000,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.472%, 03/25/27
(b)
309,579
30,893,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.470%, 08/25/27
(b)
339,261
563,168
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.679%, 12/25/27
527,735
120,666,488
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.086%, 09/25/28
(b)
590,578
7,690,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.826%, 10/27/28
(b)
384,884
25,000,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.979%, 04/27/29
(b)
1,211,000
7,570,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.798%, 04/25/30
(b)
606,342

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
MORTGAGE-BACKED SECURITIES — 37.6% (Continued)
7,249,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.868%, 04/25/30
(b)
$ 602,230
17,099,373
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.418%, 07/25/30
(b)
1,029,977
3,332,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.598%, 08/25/30
(b)
250,210
3,455,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 2.728%, 10/25/30
(b)
445,774
13,350,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 2.626%, 11/25/30
(b)
1,617,555
125,870,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.003%, 05/25/33
(b)
593,892
23,494,961
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.949%, 07/25/33
(b)
886,413
1,835,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 3.178%, 04/25/48
(b)
257,466
2,750,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 2.630%, 01/25/49
(b)
333,814
1,715,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 2.620%, 02/25/49
(b)
213,443
1,445,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 4.168%, 04/25/49
(b),(c)
1,422,019
293,447,534
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.100%, 11/25/49
(c)
331,185
2,529,996 Freddie Mac Pool, 2.000%, 02/01/52 1,978,633
4,195,729 Freddie Mac Pool, 4.000%, 05/01/52 3,843,233
1,821,367 Freddie Mac Pool, 4.500%, 02/01/53 1,715,767
3,129,234 Freddie Mac Pool, 5.000%, 06/01/53 3,027,579
2,644,885 Freddie Mac Pool, 5.500%, 06/01/53 2,630,626
2,853,966 Freddie Mac Pool, 5.500%, 08/01/53 2,839,153
2,952,941 Freddie Mac Pool, 6.000%, 11/01/53 2,990,175
2,103,645 Freddie Mac Pool, 6.000%, 12/01/53 2,133,212
1,454,580 Freddie Mac Pool, 6.500%, 12/01/53 1,503,891
2,100,358 Freddie Mac Pool, 6.000%, 12/01/54 2,121,511
1,821,040 Ginnie Mae II Pool, 3.000%, 08/20/52 1,585,571
2,477,960 Ginnie Mae II Pool, 3.000%, 09/20/52 2,157,548
2,504,036 Ginnie Mae II Pool, 2.500%, 02/20/53 2,096,590
3,392,493 Ginnie Mae II Pool, 3.500%, 02/20/53 3,055,557
3,324,004 Ginnie Mae II Pool, 2.500%, 03/20/53 2,783,135
2,236,455
Government National Mortgage Association, 2.000%,
07/20/52
1,793,116
2,137,025
Government National Mortgage Association, 2.500%,
04/20/53
1,789,298

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Principal
Amount ($) Fair Value
MORTGAGE-BACKED SECURITIES — 37.6% (Continued)
1,294,922
Government National Mortgage Association, 0.772%,
12/16/56
(b)
$ 60,414
19,808,991
Government National Mortgage Association, 1.271%,
09/16/60
(b)
1,768,220
23,518,520
Government National Mortgage Association, 1.071%,
11/16/60
(b)
1,978,822
35,771,525
Government National Mortgage Association, 1.010%,
09/16/62
(b)
2,626,528
11,245,014
Government National Mortgage Association, 0.975%,
05/16/63
(b)
775,484
7,079,160
Government National Mortgage Association, 0.987%,
05/16/63
(b)
524,704
15,817,521
Government National Mortgage Association, 0.992%,
05/16/63
(b)
1,172,891
1,500,000 Independence Plaza Trust 2018-INDP, 4.158%, 07/12/35
(c)
1,463,346
2,376,644 UMBS Fannie Mae Pool, 5.000%, 03/01/53 2,306,732
3,771,982 UMBS Fannie Mae Pool, 4.500%, 07/01/53 3,558,357
2,895,788 UMBS Freddie Mac Pool, 5.500%, 05/01/54 2,879,060
TOTAL MORTGAGE-BACKED
SECURITIES (Cost $96,026,293) 95,894,812
Principal
Amount ($) Fair Value
U.S. GOVERNMENT & AGENCIES — 10.9%
U.S. TREASURY BONDS — 3.5%
8,885,000 United States Treasury Note/Bond, 4.125%, 11/15/27 8,860,358
U.S. TREASURY INFLATION PROTECTED — 1.7%
2,205,000
United States Treasury Inflation Indexed Bonds, 2.125%,
04/15/29
2,276,643
2,120,000
United States Treasury Inflation Indexed Bonds, 1.750%,
01/15/34
2,115,698
4,392,341
U.S. TREASURY NOTES — 5.7%
2,665,000 United States Treasury Note/Bond, 4.875%, 05/31/26 2,687,070
12,010,000 United States Treasury Note/Bond, 4.125%, 11/30/29 11,887,084
14,574,154
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $27,846,055) 27,826,853

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
Shares Fair Value
SHORT-TERM INVESTMENTS — 5.2%
13,331,665
First American Treasury Obligations
Fund, Class X, 4.30%
(d)
$ 13,331,665
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,331,665) 13,331,665
Contracts Description
Expiration
Date
Exercise
Price Notional Value Fair Value
PURCHASED CALL OPTIONS  - 0.2%
800 E-mini S&P 500 Index 03/21/2025 $ 6,350 $ 485,380,000 $ 600,000
TOTAL PURCHASED CALL OPTIONS   (Cost
- $1,126,931) 600,000
TOTAL INVESTMENTS - 99.2% (Cost
$248,004,775) $ 252,899,482
Other Assets in Excess of Liabilities- 0.8% 1,913,034
NET ASSETS - 100.0% $ 254,812,516
(a) Affiliated Company .
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of January 31, 2025 the total market value of 144A securities is 43,420,740 or 17.0% of net assets.
(d) Rate disclosed is the seven day effective yield as of January 31, 2025.
ETF - Exchange-Traded Fund

North Square Strategic Income Fund
Schedule of Futures Contracts
January 31, 2025 - (Unaudited)
Long Contracts Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Future 188 03/21/2025 $ 20,462,625 $ (322,424)
2-Year U.S. Treasury Future 213 04/01/2025 43,798,125 (44,608)
3-Year U.S. Treasury Future 27 04/01/2025 5,637,305 (1,213)
5-Year U.S. Treasury Future 813 04/01/2025 86,495,579 (584,776)
Japanese Yen Future 42 03/18/2025 3,400,688 (79,254)
(1,032,275)
Short Contracts Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Future (133) 03/24/2025 $ (40,347,213) $ 255,923
Euro FX Future (14) 03/18/2025 (1,819,475) 23,100
U.S. Treasury Long Bond Future (242) 03/21/2025 (27,565,313) 940,135
Ultra 10-Year U.S. Treasury Note
Future
(53) 03/21/2025 (5,902,875) 128,860
Ultra U.S. Treasury Bond Future (25) 03/21/2025 (2,961,719) 180,469
1,528,487

North Square Strategic Income Fund
Schedule of Credit Default Swap Contracts
January 31, 2025 - (Unaudited)
* Buy Protection
CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Description
Fixed
Deal
(Pay)
Rate Maturity Date
Notional
Value Fair Value
Amortized
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG SERIES 43
*
1.00% 12/20/2029 $ 150,000,000 (3,504,295) (3,384,659) $ (119,636)
$ (119,636)